CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Increase (Decrease) in Temporary Equity
Beginning balance	$ 6,880
Net earnings (loss)	(518)	103
Foreign currency translation adjustment	388	(630)
NCI related to business combinations	13,237	(234)
Other	43
Redeemable NCI		7,641
Ending balance	$ 20,030	$ 6,880